Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.0%
227,155	iShares Global REIT ETF	$ 4,895,190	5.0

	Total Exchange-Traded Funds
	(Cost $4,109,419)	4,895,190	5.0

MUTUAL FUNDS: 94.9%
	Affiliated Investment Companies: 94.9%
1,737,233	Voya Global Bond Fund - Class R6	17,076,998	17.5
1,981,502	Voya GNMA Income Fund - Class R6	17,001,283	17.4
2,198,287	Voya High Yield Bond Fund - Class R6	17,146,642	17.5
1,577,719	Voya Intermediate Bond Fund - Class R6	17,055,141	17.4
90,912	Voya Large-Cap Growth Fund - Class R6	5,017,411	5.1
183,008	(1) Voya MidCap Opportunities Fund - Class R6	5,012,590	5.1
380,881	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,867,662	5.0
529,713	Voya Multi-Manager International Factors Fund - Class I	4,778,013	4.9
380,798	Voya Small Company Fund - Class R6	4,900,874	5.0

	Total Mutual Funds
	(Cost $86,520,170)	92,856,614	94.9

	Total Investments in Securities (Cost $90,629,589)	$ 97,751,804	99.9
	Assets in Excess of Other Liabilities	93,449	0.1
	Net Assets	$ 97,845,253	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,895,190	$–	$–	$4,895,190
Mutual Funds	92,856,614	–	–	92,856,614
Total Investments, at fair value	$97,751,804	$–	$–	$97,751,804

Voya Global Perspectives® Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Corporate Leaders ® 100 Fund - Class R6	$6,732,551	$13,591,530	$(19,874,228)	$(449,853)	$-	$142,509	$(6,708)	$508,133
Voya Global Bond Fund - Class R6	6,440,498	17,380,615	(7,244,637)	500,522	17,076,998	-	(589,150)	-
Voya GNMA Income Fund - Class I	6,412,264	18,329,612	(24,662,459)	(79,417)	-	234,127	157,966	-
Voya GNMA Income Fund - Class R6	-	16,966,949	(44)	34,379	17,001,284	-	-	-
Voya High Yield Bond Fund - Class R6	6,409,441	17,447,162	(6,833,348)	123,386	17,146,641	450,774	(779,109)	-
Voya Intermediate Bond Fund - Class R6	6,413,580	17,657,294	(7,224,833)	209,100	17,055,141	285,776	62,483	5,272
Voya Large-Cap Growth Fund - Class R6	-	8,952,470	(4,585,236)	650,177	5,017,411	-	470,832	-
Voya MidCap Opportunities Fund - Class R6	6,398,461	6,222,322	(8,871,096)	1,262,903	5,012,590	-	593,134	392,437
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,515,289	6,420,117	(8,841,601)	773,857	4,867,662	115,688	806,481	35,762
Voya Multi-Manager International Factors Fund - Class I	6,537,421	6,340,592	(8,917,565)	817,565	4,778,013	213,440	(154,119)	-
Voya Small Company Fund - Class R6	6,454,816	13,497,610	(16,558,823)	1,507,271	4,900,874	15,449	(389,106)	-
	$58,314,321	$142,806,273	$(113,613,870)	$5,349,890	$92,856,614	$1,457,763	$172,704	$941,604

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $91,411,736.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,340,068
Gross Unrealized Depreciation	–

Net Unrealized Appreciation	$6,340,068